Intangible Assets - Summary of Pre-tax Discount Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Package and Courier
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	11.80%	11.80%
Canadian Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	11.80%	11.80%
U.S. Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	11.20%	11.20%
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	14.20%	14.20%
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	13.00%	13.00%
Logistics
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	11.20%	11.20%